Intangible Assets and Others, Net	12 Months Ended
Dec. 31, 2012
Intangible Assets and Others, Net [Abstract]
Intangible Assets and Others, Net
Note 6 - Intangible Assets and Others, Net:
Composition:
	Useful	December 31,
	life	2012	2011
	years	(in thousands)
Original amount:
Technology	5	$46,266	$47,110
Customer related intangible assets	5-8	4,968	5,316

		51,234	52,426
Accumulated amortization:
Technology		46,239	45,202
Customer related intangible assets		4,718	4,224

		50,957	49,426

		$277	$3,000

The estimated future amortization of the intangible assets (excluded of deferred tax assets) as of December 31, 2012, is as follows:
(in thousands)

2013	192
2014	85

$277

*	Amortization of intangible assets amounted to $1,532, $3,733 and $7,002 thousand for the years ended December 31, 2012, 2011 and 2010, respectively.